21. Discontinued operations (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations Details
Revenues	$ 2,196,746	$ 1,757,692	$ 580,595
Cost of sales	(1,427,906)	(1,081,979)	(352,844)
Gross income	768,840	675,713	227,751
Administrative and selling expenses	(8,566)	(15,221)	(7,924)
Other operating income	0	27,770	6,170
Other operating expenses	(10,737)	0	(1,259)
Operating income	749,537	688,262	224,738
Finance expense	(339)	(14,455)	(21,878)
Income before income tax from discontinued operations	749,198	673,807	202,860
Income tax for the year	(264,157)	(235,833)	(71,001)
Income for the year from discontinued operations	$ 485,041	$ 437,974	$ 131,859